Consolidated Balance Sheet (unaudited) - USD ($) $ in Thousands	Mar. 31, 2019	Jun. 30, 2018
Current Assets
Cash & cash equivalents	$ 70,385	$ 37,763
Trade & other receivables	3,508	50,366
Prepayments	11,634	12,942
Total Current Assets	85,527	101,071
Non-Current Assets
Property, plant and equipment	825	1,084
Financial assets at fair value through other comprehensive income	2,601	2,321
Other non-current assets	3,331	3,361
Intangible assets	583,421	584,606
Total Non-Current Assets	590,178	591,372
Total Assets	675,705	692,443
Current Liabilities
Trade and other payables	18,551	18,921
Provisions	6,592	5,082
Borrowings	9,359
Deferred consideration	10,000
Total Current Liabilities	44,502	24,003
Non-Current Liabilities
Deferred tax liability	14,301	20,079
Provisions	45,742	42,956
Borrowings	70,218	59,397
Total Non-Current Liabilities	130,261	122,432
Total Liabilities	174,763	146,435
Net Assets	500,942	546,008
Equity
Issued Capital	910,405	889,481
Reserves	39,802	36,719
(Accumulated losses)/retained earnings	(449,265)	(380,192)
Total Equity	$ 500,942	$ 546,008